Abbey Capital Futures Strategy Fund
Abbey Capital Futures Strategy Fund

Abbey Capital Futures Strategy Fund (the “Fund”)

a series of The RBB Fund, Inc.

Class I Shares (Ticker: ABYIX)

Class A Shares (Ticker: ABYAX)

Class C Shares (Ticker: ABYCX)

Supplement dated February 27, 2017
 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information,

each dated December 31, 2016, as supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Effective as of February 28, 2017, Abbey Capital Limited, the investment adviser to the Fund (the “Adviser”), has contractually agreed to lower its investment advisory fee to 1.77% of the Fund’s average daily net assets. Correspondingly, also effective February 28, 2017, the Adviser has agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively.  This contractual limitation is in effect until April 30, 2018, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

Accordingly, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION — Expenses and Fees” on page 1 of the Prospectus and Summary Prospectus are hereby deleted and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the “Shares”). You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in Class A Shares. More information about these and other discounts is available from your financial professional, in the section of the Prospectus entitled “Shareholder Information — Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information — Reducing or Eliminating the Front-End Sales Charge.”

Shareholder Fees - Abbey Capital Futures Strategy Fund	Class I Shares	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%		none
Maximum Deferred Sales Charge (Load)	none	none	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses - Abbey Capital Futures Strategy Fund		Class I Shares	Class A Shares	Class C Shares
Management Fees	[1],[2]	1.77%	1.77%	1.77%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%
Interest Expense		0.02%	0.02%	0.02%
Other Expenses		0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		1.97%	2.22%	2.97%
Fee Waivers and/or Expense Reimbursements	[3]	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[4]	1.81%	2.06%	2.81%
[1]	Management Fees have been restated to reflect current fees.
[2]	Management Fees include advisory fees paid to both Abbey Capital Limited (the "Adviser") and one or more trading advisers (the "Trading Advisers"). There are no performance fees charged by the Adviser or Trading Advisers either at the Fund or at the Fund's wholly-owned Subsidiary.
[3]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.79%, 2.04%, and 2.79% of the Fund's average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.79%, 2.04%, or 2.79%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until April 30, 2018 for Class I Shares, Class A Shares, and Class C Shares, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.79%, 2.04%, and 2.79%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[4]	Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements, excluding interest expenses are: Class I - 1.79%, Class A - 2.04%, Class C - 2.79%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares and Class C Shares, and $1,000,000 in Class I Shares, in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Abbey Capital Futures Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I Shares	18,389	60,287	104,762	228,293
Class A Shares	770	1,214	1,682	2,973
Class C Shares	284	903	1,548	3,278

Please retain this Supplement for future reference.